DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2022
Deferred Tax Assets And Liabilities
DEFERRED TAX ASSETS AND LIABILITIES

24.	DEFERRED TAX ASSETS AND LIABILITIES

(a)	Deferred tax balance

Net deferred tax assets and liabilities recognized in the consolidated statements of financial position are as follows:

	As of
	December 31,
	2021	2022	2022
	CNY	CNY	US$

Deferred tax assets	3,291	488	71
Offset amount	(3,225)	(488)	(71)
Deferred tax assets after offsetting	66	—	—

Deferred tax liabilities before offsetting	5,769	5,764	836
Offset amount	(3,225)	(488)	(71)

Deferred tax liabilities after offsetting	2,544	5,276	765

(b)	Gross movement on the deferred tax account

The gross movement on the deferred income tax accounts is as follows:

	2021	2022	2022
	CNY	CNY	US$

As of January 1	7,506	2,478	360
Credited to other capital reserve	(4,463)	—	—
(Credited)/charged to the consolidated statements of profit or loss during the year (Note 8)	(159)	2,798	405
Currency translation differences	(406)	—	—

As of December 31	2,478	5,276	765

(c)	Deferred tax assets

The components of deferred tax assets and their movements during the years indicated, without taking into consideration the offsetting of balances within the same tax jurisdictions, are as follows:

	Provision for loss allowance	Significant financing component of the contract with customers	Lease liabilities	Losses available for offsetting against future taxable profits	Total
	CNY	CNY	CNY		CNY

As of January 1, 2021	3,772	1,238	614	—	5,624
(Charged)/credited to the consolidated statements of profit or loss during the year	(1,629)	(698)	(160)	154	(2,333)
As of December 31, 2021	2,143	540	454	154	3,291
As of January 1, 2022	2,143	540	454	154	3,291
Charged to the consolidated statements of profit or loss during the year	(2,136)	(478)	(35)	(154)	(2,803)
As of December 31, 2022	7	62	419	—	488
As of December 31, 2022 US$	1	9	61	—	71

(d)	Deferred tax liabilities

The components of deferred tax liabilities and their movements during the years indicated, without taking into consideration the offsetting of balances within the same tax jurisdictions, are as follows:

	Financial asset at fair value through profit or loss	Temporary difference on assets recognized under IFRIC 12	Right-of-use assets	Total
	CNY	CNY	CNY	CNY

As of January 1, 2021	9,964	2,546	620	13,130
(Credited)/charged to the consolidated statements of profit or loss during the year	(5,095)	2,724	(121)	(2,492)
Credit to other capital reserves	(4,463)	—	—	(4,463)
Foreign exchange difference	(406)	—	—	(406)
As of December 31, 2021	—	5,270	499	5,769
As of January 1, 2022	—	5,270	499	5,769
Credited to the consolidated statements of profit or loss during the year	—	—	(5)	(5)
As of December 31, 2022	—	5,270	494	5,764
As of December 31, 2022 US$	—	764	72	836

(e)	Deferred tax not recognized

As of December 31, 2021 and 2022, the total amounts of deductible temporary differences and unused tax losses for which no deferred tax assets were recognized with respect to certain deductible temporary differences and accumulated tax losses of the Company’s subsidiaries established in Mainland China and Hong Kong that can be carried forward against future taxable income are as follows

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Deductible temporary differences with no deferred tax assets recognized	13,148	21,929	3,179
Tax losses with no deferred tax assets recognized	16,536	16,073	2,330

Total	29,684	38,002	5,509

(f)	Expiration dates of the tax losses

The tax losses in Mainland China can be carried forward for five years to offset future taxable profit. The expiration dates of the unused tax losses of the subsidiaries established in Mainland China for which no deferred tax assets were recognized are summarized as follows:

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Year of expiration
2022	1,065	—	—
2023	2,318	2,318	336
2024	1,835	1,835	266
2025	4,237	2,476	359
2026	7,040	7,040	1,021
2027	—	2,302	333

Total	16,495	15,971	2,315